UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

       9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

9 Executive Park Drive, Suite B, Clifton Park, NY 12065

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

		Schedule of Investments
		April 30, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
236,640	AAON Inc.	$ 6,722,942	0.97%

Blankbooks, Looseleaf Binders, Bookbinding & Related Work
248,800	Deluxe Corporation	9,489,232	1.37%

Broadwoven Fabric Mills, Man Made Fiber & Silk
322,871	Albany International Corporation Class A	9,379,403	1.35%

Computer & Office Equipment
370,865	Lexmark International Inc. Class A (a)	11,240,918	1.62%

Computer Communications Equipment
326,196	Electronics for Imaging, Inc. *	8,715,957	1.26%

Construction Machinery & Equipment
506,413	Columbus McKinnon Corporation *	9,510,436	1.37%

Crude Petroleum & Natural Gas
415,735	EPL Oil & Gas, Inc. *	13,582,062
135,890	Gulfport Energy Corp. *	7,092,099
991,388	Halcón Resources Corporation * (a)	6,483,678
526,430	Northern Oil and Gas, Inc. *	10,386,464
		37,544,303	5.42%

Electronic Components & Accessories
1,037,735	Vishay Intertechnology Inc. *	14,569,799	2.10%

Electronic Connectors
444,146	Methode Electronics, Inc.	6,386,819	0.92%

Fabricated Rubber Products, NEC
627,460	OMNOVA Solutions Inc. *	4,185,158	0.60%

Fats & Oils
595,040	Darling International Inc. *	11,014,190	1.59%

Fire, Marine & Casualty Insurance
180,150	Platinum Underwriters Holdings, Ltd.	10,223,513
137,680	RLI Corp.	9,892,308
		20,115,821	2.90%

Greeting Cards
227,815	CSS Industries Inc.	6,529,178	0.94%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
384,703	CECO Environmental Corp.	4,466,402	0.64%

Industrial Inorganic Chemicals
284,722	LSB Industries, Inc. *	9,299,021	1.34%

Industrial Trucks, Tractors, Trailers & Stackers
169,160	Hyster-Yale Materials Handling, Inc.	8,828,460	1.27%

Life Insurance
330,190	Primerica, Inc.	11,213,252	1.62%

Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	1,350,000	0.19%

Manifold Business Forms
115,700	Ennis, Inc.	1,778,309	0.26%

Metal Forgings & Stampings
352,481	Materion Corp.	9,337,222
424,680	TriMas Corp. *	12,952,740
		22,289,962	3.22%

Miscellaneous Business Credit Institution
626,800	PHH Corporation *	13,212,944	1.91%

Miscellaneous Electrical Machinery, Equipment & Supplies
371,920	Rofin-Sinar Technologies Inc. *	9,260,808	1.34%

Miscellaneous Manufacturing Industries
407,000	Hillenbrand, Inc.	10,227,910	1.48%

Mortgage Bankers & Loan Correspondents
431,395	Ocwen Financial Corp. *	15,780,429
473,825	Walter Investment Management Corp. *	15,901,567
		31,681,996	4.57%

Motor Vehicle Parts & Accessories
913,935	Modine Manufacturing Corporation *	8,353,366	1.21%

National Commercial Banks
222,210	City Holding Company (a)	8,483,978
307,100	Community Bank System Inc.	8,795,344
		17,279,322	2.49%

Oil & Gas Field Exploration Services
41,958	Dawson Geophysical Company *	1,289,789
954,040	Synergy Resources Corporation *	6,439,770
		7,729,559	1.12%

Oil & Gas Field Machinery & Equipment
1,074,610	Newpark Resources, Inc. *	11,283,405	1.63%

Oil & Gas Field Services, NEC
100,000	Natural Gas Services Group, Inc. *	2,019,000	0.29%

Operative Builders
423,340	M/I Homes, Inc. *	10,414,164	1.50%

Petroleum Refining
255,680	Delek US Holdings, Inc.	9,227,491	1.33%

Plastic Materials, Synth Resin
344,604	Hexcel Corp. *	10,510,422
416,820	Kraton Performance Polymers Inc. *	9,465,982
486,750	Polyone Corp.	10,966,478
		30,942,882	4.46%

Prefabricated Metal Buildings & Components
637,490	NCI Building Systems, Inc. *	10,913,829	1.57%

Printed Circuit Boards
359,720	Plexus Corp. *	9,701,648	1.40%

Pulp Mills
1,140,864	Mercer International Inc. * (Canada)	7,176,035	1.04%

Refrigeration & Service Industries
235,260	Standex International Corp.	12,445,254	1.80%

Retail - Radio, TV & Consumer Electronics Stores
2,806,236	RadioShack Corporation (a)	8,895,768	1.28%

Rolling Drawing & Extruding of Nonferrous Metals
247,850	RTI International Metals, Inc. *	7,192,607	1.04%

Rubber & Plastics Footwear
631,280	Crocs, Inc. *	10,113,106	1.46%

Savings Institution, Federally Chartered
614,035	Dime Community Bancshares, Inc.	8,762,279
700,920	Umpqua Holdings, Corp.	8,411,040
		17,173,319	2.48%

Semiconductors & Related Devices
2,706,463	GT Advanced Technologies, Inc. * (a)	10,636,400	1.53%

Services - Advertising Agencies
351,040	ValueClick, Inc. *	10,833,094	1.56%

Services - Business Services, NEC
529,889	Lender Processing Services, Inc.	14,699,121	2.12%

Services - Computer Integrated Systems Design
553,590	Convergys Corporation	9,422,102
158,220	SYNNEX Corporation *	5,474,412
		14,896,514	2.15%

Services - Consumer Credit Reports
129,550	Altisource Portfolio Solutions S.A. * (Luxembourg)	10,693,057	1.54%

Services - Equipment Rental & Leasing, NEC
305,986	CAI International Inc. *	7,799,583
202,290	Rent-A-Center Inc.	7,065,990
		14,865,573	2.14%

Services - Help Supply Services
31,978	Insperity, Inc.	883,552
473,225	CDI Corp.	7,415,436
		8,298,988	1.20%

Services - Hospitals
181,620	Magellan Health Services Inc. *	9,291,679	1.34%

Services - Management Consulting Services
210,224	The Hackett Group, Inc.	1,025,893	0.15%

Short-Term Business Credit Institutions
273,115	Asta Funding Inc.	2,564,550	0.37%

Special Industry Machinery (No Metalworking Machinery)
390,713	John Bean Technologies Corporation	8,103,388	1.17%

Special Industry Machinery, NEC
150,000	Amtech Systems, Inc. *	561,000	0.08%

State Commercial Banks
286,020	Bryn Mawr Bank Corp.	6,644,245
878,430	CVB Financial Corp.	9,548,534
44,595	First Bancorp North Carolina	580,181
236,470	First Financial Bankshares, Inc. (a)	11,683,983
326,920	Hancock Holding Co.	8,915,108
		37,372,051	5.38%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
140,920	Haynes International, Inc.	6,850,121
567,790	Titan International, Inc. (a)	12,667,395
317,550	Worthington Industries, Inc.	10,218,759
		29,736,275	4.29%

Telephone & Telegraph Apparatus
213,240	Plantronics, Inc.	9,344,177	1.35%

Textile Mill Products
281,560	Lydall Inc. *	4,037,570
233,368	Unifi, Inc. *	4,550,676
		8,588,246	1.24%

Wholesale - Machinery, Equipment & Supplies
300,000	Lawson Products, Inc.	4,245,000	0.61%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
14,742	Adams Resources & Energy, Inc.	732,530	0.11%

Wood Household Furniture, (No Upholstered)
319,382	Bassett Furniture Industries Inc.	4,480,929	0.65%

Total for Common Stocks (Cost $528,302,164)		$ 660,842,440	95.33%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
61,889,974	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	61,889,974	8.93%
(Cost $61,889,973)

MONEY MARKET FUNDS
38,070,032	Fidelity Institutional Treasury Money Market Fund -
	Class I 0.01% **	38,070,032	5.49%
(Cost $38,070,032)

Total Investment Securities		760,802,446	109.75%
	(Cost $628,262,169)

Liabilities In Excess of Other Assets		(67,614,239)	-9.75%

Net Assets		$ 693,188,207	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2013.
(a) All or portion of shares are on loan.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund

		Schedule of Investments
		April 30, 2013 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
10,570	Assurant, Inc.	$ 502,498	2.45%

Aircraft & Parts
5,930	Triumph Group, Inc.	473,807	2.31%

Computer & Office Equipment
17,710	Lexmark International Inc. Class A (a)	536,790	2.62%

Converted Paper & Paperboard Products (No Containers/Boxes)
6,160	Avery Dennison Corp.	255,332	1.24%

Crude Petroleum & Natural Gas
16,390	EPL Oil & Gas, Inc. *	535,461
9,670	Gulfport Energy Corp. *	504,677
31,550	WPX Energy, Inc. *	493,127
		1,533,265	7.47%

Electronic Components & Accessories
43,250	Vishay Intertechnology Inc. *	607,230	2.96%

Fats & Oils
28,020	Darling International Inc. *	518,650	2.53%

Fire, Marine & Casualty Insurance
10,830	American Financial Group	522,764
9,495	Endurance Specialty Holdings Ltd.	464,970
9,220	Platinum Underwriters Holdings, Ltd.	523,235
		1,510,969	7.36%

Heavy Construction Other Than Building Construction - Contractors
20,250	Foster Wheeler AG * (Switzerland)	427,275	2.08%

Household Audio & Video Equipment
11,230	Harman International Industries, Incorporated	502,093	2.45%

Meat Packing Plants
192	Seaboard Corp.	527,228
20,210	Smithfield Foods Inc. *	517,376
		1,044,604	5.09%

Miscellaneous Business Credit Institution
23,950	PHH Corporation *	504,866	2.46%

Miscellaneous Industrial & Commercial Machinery & Equipment
11,150	Moog Inc. Class A *	515,241	2.51%

Miscellaneous Manufacturing Industries
20,320	Hillenbrand, Inc.	510,642	2.49%

Mortgage Bankers & Loan Correspondents
15,470	Ocwen Financial Corp. *	565,893	2.76%

Petroleum Refining
14,810	Western Refining, Inc.	457,777	2.23%

Plastic Materials, Synth Resin
14,830	Hexcel Corp. *	452,315	2.20%

Plastics Products, NEC
9,430	AptarGroup, Inc.	529,023	2.58%

Railroad Equipment
10,240	Trinity Industries, Inc.	432,230	2.11%

Retail - Variety Stores
12,700	Big Lots, Inc. *	462,534	2.25%

Savings Institution, Federally Chartered
32,310	Umpqua Holding Corp.	387,720	1.89%

Semiconductors & Related Devices
133,760	GT Advanced Technologies, Inc. *	525,677	2.56%

Services - Advertising Agencies
17,530	ValueClick, Inc. *	540,976	2.64%

Services - Business Services, NEC
20,630	Lender Processing Services, Inc.	572,276	2.79%

Services - Equipment Rental & Leasing, NEC
17,170	CAI International, Inc. *	437,663
11,420	Rent-A-Center Inc.	398,901
		836,564	4.08%

Services - Hospitals
22,160	HealthSouth Corp. *	609,400
9,790	Magellan Health Services, Inc. *	500,857
		1,110,257	5.41%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,070	Church & Dwight Co. Inc.	451,702	2.20%

State Commercial Banks
13,190	Bank of the Ozarks, Inc.	539,867
9,960	First Financial Bankshares, Inc. (a)	492,123
15,380	Independent Bank Corp.	477,395
		1,509,385	7.34%

Steel Works, Blast Furnaces & Rolling & Finishing Mills
10,990	Worthington Industries, Inc.	353,658	1.72%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
7,910	Carpenter Technology Corporation	355,634	1.73%

Surgical & Medical Instruments & Apparatus
4,120	Teleflex Incorporated	321,896	1.57%

Title Insurance
18,460	Fidelity National Financial, Inc. Class A	495,651	2.42%

Total for Common Stocks (Cost $18,131,294)		$ 19,804,430	96.50%

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
1,022,685	Fidelity Institutional Treasury Money Market Fund -	1,022,685	4.98%
	Class I 0.01% **
(Cost $1,022,685)

MONEY MARKET FUNDS
804,573	Fidelity Institutional Treasury Money Market Fund -	804,573	3.92%
	Class I 0.01% **
(Cost $804,573)

Total Investment Securities		21,631,688	105.40%
	(Cost $19,958,552)

Liabilities In Excess of Other Assets		(1,109,150)	-5.40%

Net Assets		$ 20,522,538	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at April 30, 2013.
(a) All or a portion of shares are on loan.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                                                                                         Small Cap Value Fund           Select Value Fund

Cost of Investments

$628,262,169

                              $19,958,552

Gross Unrealized Appreciation

                                      $143,967,884                       $1,952,858

Gross Unrealized Depreciation

           ($11,427,607)

                                 ($279,722)

Net Unrealized Appreciation

   (Depreciation) on Investments

  $132,540,277

                              $1,673,136

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken on the Funds’ 2013 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds.  Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2013:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$660,842,440	$0	$0	$660,842,440
Investments Purchased with Cash
Proceeds from Securities Lending	$61,889,974	$0	$0	$61,889,974
Money Market Funds	$38,070,032	$0	$0	$38,070,032
Total	$760,802,446	$0	$0	$760,802,446

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,804,430	$0	$0	$19,804,430
Investments Purchased with Cash
Proceeds from Securities Lending	$1,022,685	$0	$0	$1,022,685
Money Market Funds	$804,573	$0	$0	$804,573
Total	$21,631,688	$0	$0	$21,631,688

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2013.  There were no transfers into or out of the levels during the period ended April 30, 2013.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2013.

4. SECURITIES LENDING

The Funds entered into an agreement with Huntington National Bank as lending agent, dated November 30, 2011 (“Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds’ negotiated lenders’ fees and the Funds receives cash collateral in an amount equal to 102% of the market value of loaned securities. The borrowers of securities are at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrowers default on their obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrowers on demand; if the borrowers default on their obligation to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned. The Funds continue to receive interest or dividend payments on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Securities lending income, as disclosed in the Funds’ Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by the borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement. As of April 30, 2013, the Walthausen Small Cap Value Fund loaned common stocks having a fair value of $61,200,368, and received $61,889,974 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments. Also, as of April 30, 2013, the Walthausen Select Value Fund loaned common stocks having a fair value of $1,017,674, and received $1,022,685 of cash collateral for the loan. This cash was invested in a money market fund as presented on the Schedule of Investments.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:             June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:             June 24, 2013

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:             June 24, 2013